Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Apr. 05, 2024 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Company Policies and Practices Related to the Grant of Certain Equity Awards Close in Time to the Release of Material Nonpublic Information
In November 2024, the Compensation and Management Development Committee adopted an Equity Grant Policy specifying, among other things, the timing of equity grants to Section 16 Officers, including option grants, made by the Compensation and Management Development Committee.
Pursuant to the policy, annual grants of equity awards to Section 16 Officers are approved by the Compensation and Management Development Committee at a pre-scheduled meeting in the first quarter of the fiscal year, and the effective grant date of such awards will be the meeting date unless the meeting date falls within a blackout period as described in our Insider Trading Policy, in which case the Compensation and Management Development Committee may approve, at its discretion, an effective grant date outside of the blackout period. The effective grant date of all other equity awards granted to Section 16 Officers, including new-hire, promotional, make whole, or special recognition equity grants will be the approval date unless the approval date falls within a blackout period, in which case the Compensation and Management Development Committee may approve, at its discretion, an effective grant date outside of the blackout period.
Further, pursuant to the policy, grants of option-like awards (i.e., stock options, stock appreciation rights, and other option-like instruments) to Section 16 Officers will not occur in the period starting four business days before or ending one business day after the filing of a Form 10-K/10-Q or the filing or furnishing of a Form 8-K containing material nonpublic information, including earnings information, but excluding a Form 8-K that discloses only the grant of a material new option-like award.
In compliance with Item 402(x) of Regulation S-K, the table below sets forth certain information regarding a grant of stock options to one NEO during the period beginning four business days before, and ending one business day after the filing of a periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of a current report on Form 8-K.

Name	Grant Date	Number of Securities Underlying the Award (#)	Exercise Price of the Award ($)	Grant Date Fair Value of the Award ($)
Percentage Change in the
Closing Market Price of the
Securities Underlying the Award
Between the Trading Day Ending
Immediately Prior to the
Disclosure of Material Nonpublic
Information and the Trading Day
Beginning Immediately
Following the Disclosure of
Material Nonpublic Information
(%)

Kevin Hogan(1)	4/5/2024	129,701	$28.68	$999,995	+2.1%

(1)	The Section 16 Sub-Committee granted additional stock options to Kevin Hogan, which were made on the same day that we filed a current report on Form 8-K disclosing a director resignation.

Award Timing Method
Pursuant to the policy, annual grants of equity awards to Section 16 Officers are approved by the Compensation and Management Development Committee at a pre-scheduled meeting in the first quarter of the fiscal year, and the effective grant date of such awards will be the meeting date unless the meeting date falls within a blackout period as described in our Insider Trading Policy, in which case the Compensation and Management Development Committee may approve, at its discretion, an effective grant date outside of the blackout period. The effective grant date of all other equity awards granted to Section 16 Officers, including new-hire, promotional, make whole, or special recognition equity grants will be the approval date unless the approval date falls within a blackout period, in which case the Compensation and Management Development Committee may approve, at its discretion, an effective grant date outside of the blackout period.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
Further, pursuant to the policy, grants of option-like awards (i.e., stock options, stock appreciation rights, and other option-like instruments) to Section 16 Officers will not occur in the period starting four business days before or ending one business day after the filing of a Form 10-K/10-Q or the filing or furnishing of a Form 8-K containing material nonpublic information, including earnings information, but excluding a Form 8-K that discloses only the grant of a material new option-like award.

Awards Close in Time to MNPI Disclosures, Table
In compliance with Item 402(x) of Regulation S-K, the table below sets forth certain information regarding a grant of stock options to one NEO during the period beginning four business days before, and ending one business day after the filing of a periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of a current report on Form 8-K.

Name	Grant Date	Number of Securities Underlying the Award (#)	Exercise Price of the Award ($)	Grant Date Fair Value of the Award ($)
Percentage Change in the
Closing Market Price of the
Securities Underlying the Award
Between the Trading Day Ending
Immediately Prior to the
Disclosure of Material Nonpublic
Information and the Trading Day
Beginning Immediately
Following the Disclosure of
Material Nonpublic Information
(%)

Kevin Hogan(1)	4/5/2024	129,701	$28.68	$999,995	+2.1%

(1)	The Section 16 Sub-Committee granted additional stock options to Kevin Hogan, which were made on the same day that we filed a current report on Form 8-K disclosing a director resignation.

Kevin Hogan [Member]
Awards Close in Time to MNPI Disclosures
Name		Kevin Hogan
Underlying Securities | shares		129,701
Exercise Price | $ / shares		$ 28.68
Fair Value as of Grant Date | $		$ 999,995
Underlying Security Market Price Change		0.021